CONCENTRATION OF CREDIT RISK	3 Months Ended
Mar. 31, 2020
CONCENTRATION OF CREDIT RISK
CONCENTRATION OF CREDIT RISK

32. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Group to the concentration of credit risks consist of cash and cash equivalents.

The Group deposits its cash and cash equivalents with financial institutions located in jurisdictions where the subsidiaries are located. The Company believes that no significant credit risk exists as these financial institutions and financing partners have high credit quality.

Substantially all revenue was derived from customers located in China. No single customer accounted for more than 10% of the Company’s consolidated revenue in any of the periods presented.